Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2024
Registrant Name	dei_EntityRegistrantName	Federated Hermes MDT Series
CIK	dei_EntityCentralIndexKey	0001363526
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 25, 2024
Document Effective Date	dei_DocumentEffectiveDate	Sep. 26, 2024
Prospectus Date	rr_ProspectusDate	Sep. 30, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes MDT All Cap Core Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QAACX
Federated Hermes MDT All Cap Core Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QCACX
Federated Hermes MDT All Cap Core Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QIACX
Federated Hermes MDT All Cap Core Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QKACX
Federated Hermes MDT Balanced Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QABGX
Federated Hermes MDT Balanced Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QCBGX
Federated Hermes MDT Balanced Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QIBGX
Federated Hermes MDT Balanced Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QKBGX
Federated Hermes MDT Large Cap Growth Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QALGX
Federated Hermes MDT Large Cap Growth Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QCLGX
Federated Hermes MDT Large Cap Growth Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QISCX
Federated Hermes MDT Large Cap Growth Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QRLGX
Federated Hermes MDT Small Cap Core Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QASCX
Federated Hermes MDT Small Cap Core Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QCSCX
Federated Hermes MDT Small Cap Core Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QISCX
Federated Hermes MDT Small Cap Core Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QLSCX
Federated Hermes MDT Small Cap Growth Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QASGX
Federated Hermes MDT Small Cap Growth Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QCSGX
Federated Hermes MDT Small Cap Growth Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QISGX
Federated Hermes MDT Small Cap Growth Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QLSGX